Other Accounts Payable - Summary of Other Accounts Payable (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Payables [line items]
Advances received from customers	S/ 496,548	S/ 726,294
Salaries and other payable	97,774	246,916
Put option liability on Morelco acquisition (Note 33-b)	103,649	105,418
Third-party loans	11,560	107,314
Other taxes payable	90,449	69,584
VAT payable	42,326	48,095
Acquisition of non-controlling interest (Note 36-a)	22,963	22,407
Supplier funding		14,886
Guarantee deposits	15,137	15,580
Post-retirement benefits		8,914
Other accounts payables	55,864	50,013
Other payables	1,206,779	1,700,973
Advances received from customers, current	301,868	316,891
Salaries and other payable, current	97,774	246,916
Put option liability on Morelco acquisition, current	0	0
Third-party loans, current	11,560	75,256
Other taxes payable, current	69,118	69,584
VAT payable, current	42,326	37,544
Acquisition of non-controlling interest (Note 36-a), current	22,963	22,407
Supplier funding,current		14,886
Guarantee deposits,current	15,137	15,580
Post-retirement benefits, current		8,914
Other accounts payables, current	36,392	28,791
Other payables, current	632,669	848,500
Advances received from customers, not current	194,680	409,403
Payables related parties, not current	21,849	25,954
Put option liability on Morelco acquisition (Note 33-b), not current	103,649	105,418
Third-party loans, not current		32,058
Other taxes payable, not current	21,331
VAT payable, not current		10,551
Supplier funding, not current		14,886
Post-retirement benefits, not current		8,914
Other accounts payables, not current	19,472	21,222
Other payables, not current	574,110	852,473
Consorcio Constructor Ductos del Sur [member]
Disclosure Of Other Payables [line items]
Payables related parties	234,978	250,021
Payables related parties, not current	234,978	250,021
Consorcio Rio Mantaro [member]
Disclosure Of Other Payables [line items]
Payables related parties	35,531	35,531
Payables related parties, current	S/ 35,531	S/ 35,531